Equity (Deficit), Net - Additional Information (Detail) - MXN ($) $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 21, 2016	Dec. 24, 2015	Jul. 01, 2015	Jan. 19, 2015	Aug. 15, 2016	Dec. 31, 2017	Dec. 31, 2016	Aug. 03, 2016	Jun. 29, 2016
Disclosure of equity [Line Items]
Acquisition percentage of shares			100.00%
Gain (loss) on non-controlling interest						$ 965,107	$ 976,705
Contributions A [member]
Disclosure of equity [Line Items]
Equity contribution	$ 26,500,000			$ 10,000,000
Issue of a non-negotiable promissory note		$ 50,000,000
Maturity date on promissory note		Dec. 31, 2050
Promissory note issued								$ 184,230,586	$ 184,230,586
Increase amount in equity		$ 135,439,612
Increase in the discount value of the promissory notes					$ 1,209,026